CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Mar. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of contractual purchase commitments that are not recognized as liabilities
Contractual purchase commitments that are not recognized as liabilities are as follows:

	2022	2021
Less than 1 year	$290.9	$195.9
Between 1 and 5 years	210.0	92.8
Later than 5 years	3.6	—
Total contractual purchase commitments	$504.5	$288.7